November 9, 2012

VIA EDGAR

Ms. Laura E. Hatch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The Gabelli Multimedia Trust Inc. (the “Fund”)

Post-Effective Amendment No. 2 to the Registration Statement on Form N-2

File Nos.: 333-173800 and 811-08476

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

The filing has been marked to show changes made since the filing of the Fund’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 on September 5, 2012, to respond to Staff comments and to make other non-material changes.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com